Plant and Equipment	12 Months Ended
Dec. 31, 2018
Plant and Equipment [abstract]
Plant and Equipment

9.    Plant and Equipment

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance at December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649
Additions	3,122	390	6,411	994	-	68,214	79,131
Change in rehabilitation provision	550	-	-	-	-	-	550
Disposals	(1,859)	-	(328)	(30)	(26)	-	(2,243)
Reclassifications	10,158	9,190	(3,495)	36	6,142	(22,031)	-
Balance at December 31, 2018	$74,188	$141,318	$8,903	$2,163	$13,411	$59,104	$299,087

ACCUMULATED DEPRECIATION
Balance at December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985
Disposals	(1,719)	-	(264)	(31)	(26)	-	(2,040)
Reclassifications	3,152	538	(19)	37	(3,708)	-	-
Depreciation	6,840	12,656	833	282	331	-	20,942
Balance, December 31, 2018	$35,843	$65,547	$4,440	$950	$107	$-	$106,887

Net Book Value at December 31, 2018	$38,345	$75,771	$4,463	$1,213	$13,304	$59,104	$192,200

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance at December 31, 2016	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446
Additions	2,978	276	726	108	-	10,812	14,900
Changes in rehabilitation provision	312	-	-	-	-	-	312
Disposals	(3,461)	(1,184)	(3,006)	(110)	(515)	(730)	(9,006)
Reclassifications	4,703	579	(7,253)	70	-	1,898	(3)
Balance at December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649

ACCUMULATED IMPAIRMENT
Balance at December 31, 2016	$3,776	$16,154	$2,365	$-	$475	$-	$22,770
Disposals	(1)	-	-	-	(75)	-	(76)
Impairment reversal	(3,775)	(16,154)	(2,365)	-	(400)	-	(22,694)
Balance, December 31, 2017	$-	$-	$-	$-	$-	$-	$-

ACCUMULATED DEPRECIATION
Balance at December 31, 2016	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813
Disposals	(2,549)	(448)	(1,507)	(101)	(440)	-	(5,045)
Reclassifications	3,907	-	(3,920)	13	-	-	-
Impairment reversal	2,449	6,484	1,253	-	251	-	10,437
Depreciation	5,899	12,838	1,316	174	553	-	20,780
Balance at December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985

Net Book Value at December 31, 2017	$34,647	$79,385	$2,425	$501	$3,785	$12,921	$133,664

During the year ended December 31, 2018, spending on capital work in progress totaled $68,214 and is comprised of $59,356 on the Lindero Project construction, $7,062 at the Caylloma mine on the tailings dam expansion and other capital projects and $1,796 on the dry stack tailing expansion at the San Jose mine.